CVC - AFFILIATE AND RELATED PARTY TRANSACTIONS - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Jul. 31, 2016	Jul. 06, 2016	Dec. 31, 2015	Sep. 30, 2015
Related Party Transaction [Line Items]
Document Period End Date	Mar. 31, 2018
Investment in affiliates and related parties		$ 930	$ 5,606
I24News and Altice NV 24/7
Related Party Transaction [Line Items]
Ownership percentage	25.00%	25.00%
Investment in affiliates and related parties	$ 800
Newsday
Related Party Transaction [Line Items]
Ownership percentage of noncontrolling interest					75.00%
Ownership percentage	25.00%	25.00%
Investment in affiliates and related parties	$ 12,891
Cablevision Systems Corporation And Subsidiaries
Related Party Transaction [Line Items]
Investment in affiliates and related parties						$ 0
Cablevision Systems Corporation And Subsidiaries | I24News and Altice NV 24/7
Related Party Transaction [Line Items]
Ownership percentage			25.00%
Investment in affiliates and related parties			$ 1,966
Cablevision Systems Corporation And Subsidiaries | Newsday
Related Party Transaction [Line Items]
Ownership percentage of noncontrolling interest				75.00%	75.00%
Ownership percentage				25.00%	25.00%
Investment in affiliates and related parties							$ 8,300
Cablevision Systems Corporation And Subsidiaries | Other Related Party
Related Party Transaction [Line Items]
Ownership percentage			75.00%